Shareholder Report, Holdings (Details) - Unity Wealth Partners Dynamic Capital Appreciation & Options ETF	Dec. 31, 2024
SPDR S&P 500 ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
SPDR Dow Jones Industrial Average ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Dell Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Target Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%